Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenues [Abstract]
Revenues
6.	Revenues
A typical sales arrangement involves multiple elements, such as sales of the Company’s inertial motion sensor units, motion capture suits, software licenses, professional services, cloud-based subscription, and subscription and support services which entitles customers to unspecified upgrades, patch releases and telephone-based support. The following table depicts the disaggregation of revenue according to revenue type (in thousands):

	Three Months Ended March 31,
	2023	2022
Revenues
Product	$7,659	$8,100
Service	1,508	1,408

Total Revenues	$9,167	$9,508

The Company’s Product revenues are generally recognized at a point in time, while Service revenues are generally recognized over time.
Revenue recognized during the three months ended March 31, 2023 from deferred revenue balances as of December 31, 2022 was $1.0 million. Revenue recognized during the three months ended March 31, 2022 from deferred revenue balances as of December 31, 2021 was $0.9 million.

8.	Revenues
A typical sales arrangement involves multiple elements, such as sales of the Company’s inertial motion sensor units, motion capture suits, software licenses, professional services, cloud-based subscription, and subscription and support services which entitles customers to unspecified upgrades, patch releases and telephone-based support. The following table depicts the disaggregation of revenue according to revenue type (in thousands):

	Years Ended December 31,
	2022	2021
Revenues:
Product	$34,283	$28,848
Service	6,183	5,566

Total revenues	$40,466	$34,414

The Company’s Product revenues are generally recognized at a point in time, while Service revenues are generally recognized over time.
Revenue recognized during the year ended December 31, 2022, from deferred revenue balances as of December 31, 2021 was $2.4 million. Revenue recognized during the year ended December 31, 2021, from deferred revenue balances as of December 31, 2020 was $2.0 million.